Loans & Borrowings	12 Months Ended
Dec. 31, 2024
Loans & Borrowings [Abstract]
Loans & borrowings
25.	Loans & borrowings

The balance of €2.0 million reported under Loans and Borrowings in the consolidated statement of financial position reflects the carrying amount of convertible promissory notes originally issued by QIND. On a standalone basis, these instruments were recorded in their entirety as liabilities under U.S. GAAP.

For the purpose of Group consolidation under IFRS, these instruments have been reassessed and reclassified where relevant. Where applicable, the Group has disaggregated the instruments into their respective components, recognising:

◾	a debt host liability measured at amortised cost,

◾	a derivative financial liability (e.g. conversion features or embedded options) measured at fair value through profit or loss, and/or

◾	an equity component, specifically, convertible note reserve

In certain cases, the maturity dates of the convertible instruments had already passed as of the reporting date, and the instruments are no longer considered convertible in substance. These notes have therefore been treated as straight debt on the consolidated financial statements.

It should be noted that this reallocation and classification adjustment has been made solely for consolidation purposes, to align the accounting treatment of QIND’s financial instruments with IFRS requirements. No changes have been made to the legal terms or structure of the underlying instruments.